Summary of Significant Accounting Policies (Details Textual) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 22, 2017 USD ($)	Mar. 31, 2018 USD ($) Segment $ / shares	Mar. 31, 2017 $ / shares	Dec. 31, 2017 Segment $ / shares shares	Dec. 31, 2016 $ / shares
Summary of Significant Accounting Policies (Textual)
Number of operating segments | Segment		2		2
Weighted average exercise price, granted				$ 1.54	$ 3.90
U.S. corporate income tax rate, description	U.S. corporate income tax rate from 35.0% to 21.0% effective January 1, 2018.
Deferred tax assets | $	$ 14	$ 14
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Intangible assets, estimated useful life		11 years		11 years
Risk-free interest rate			1.72%
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Intangible assets, estimated useful life		16 years		16 years
Risk-free interest rate			1.81%
Directors Upon Re-election [Member]
Summary of Significant Accounting Policies (Textual)
Stock option, expiration period		1 year		1 year
Permanent Employees or Director [Member]
Summary of Significant Accounting Policies (Textual)
Stock option, expiration period		10 years		10 years
Terminated Employees or Directors [Member]
Summary of Significant Accounting Policies (Textual)
Stock option, expiration period		3 months		3 months
Stock Option [Member]
Summary of Significant Accounting Policies (Textual)
Weighted average exercise price, outstanding		$ 7.16	$ 12.70	$ 7.15
Dividend yield			0.00%	0.00%	0.00%
Expected term			4 years	4 years	4 years
Volatility rate			84.00%
Forfeiture rate			12.00%	12.00%	12.00%
Stock option vesting, description		Stock options issued to employees generally vest 25% on the grant date, then 25% each subsequent year for a period of three years.		Stock options issued to employees generally vest 25% on the grant date, then 25% each subsequent year for a period of three years.
Weighted average exercise price, granted			$ 2.67	$ 2.24	$ 5.30
Stock options issued | shares				476,100
Stock Option [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Volatility rate				90.00%	84.00%
Risk-free interest rate				1.60%	0.96%
Stock Option [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Volatility rate				93.00%	121.00%
Risk-free interest rate				2.02%	1.70%
Warrant [Member]
Summary of Significant Accounting Policies (Textual)
Weighted average exercise price, outstanding		$ 4.38	$ 4.13	$ 4.38